8. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Tables/Schedules
Share-Based Payment Arrangement, Option, Activity

Stock option transactions and the number of stock options for the year ended September 30, 2024 are summarized as follows:

Expiry date	Exercise price	September 30, 2023	Granted	Exercised	Expired / cancelled	September 30, 2024
July 30, 2024	$0.50	345,000	-	-	(345,000)	-
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	(100,000)	-
April 24, 2029	$0.15	-	1,860,000	-	-	1,860,000
July 2, 2029	$0.15	-	450,000	-	-	450,000
Options outstanding		2,006,000	2,310,000	-	(445,000)	3,871,000
Options exercisable		2,006,000	2,122,500	-	(445,000)	3,683,500
Weighted average exercise price		$0.54	$0.15	$Nil	$0.50	$0.31

Stock option transactions and the number of stock options for the year ended September 30, 2023 are summarized as follows:

Expiry date	Exercise price	September 30, 2022	Granted	Exercised	Expired / cancelled	September 30, 2023
March 14, 2023	$0.50	168,000	-	-	(168,000)	-
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	1,160,000	-	-	-	1,160,000
March 17, 2027	$0.50	100,000	-	-	-	100,000
Options outstanding		2,174,000	-	-	(168,000)	2,006,000
Options exercisable		2,174,000	-	-	(168,000)	2,006,000
Weighted average exercise price		$0.54	$Nil	$Nil	$0.50	$0.54

Stock option transactions and the number of stock options for the year ended September 30, 2022 are summarized as follows:

Expiry date	Exercise price	September 30, 2021	Granted	Exercised	Expired / cancelled	September 30, 2022
March 14, 2023	$0.50	168,000	-	-	-	168,000
July 30, 2024	$0.50	345,000	-	-	-	345,000
October 15, 2025	$0.70	401,000	-	-	-	401,000
January 18, 2027	$0.50	-	1,160,000	-	-	1,160,000
March 17, 2027	$0.50	-	100,000	-	-	100,000
Options outstanding		914,000	1,260,000	-	-	2,174,000
Options exercisable		4,570,000	1,260,000	-	-	2,174,000
Weighted average exercise price		$0.59	$0.50	$Nil	$Nil	$0.54